Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

3. Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

The Company records derivatives at fair value. Any gains and losses on derivatives recorded at fair value are reflected in the Consolidated Statement of Net Income with the exception of cash flow hedges where an immaterial portion of the fair value is reflected in Other Comprehensive Income. The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Derivatives with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3—Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2012			2011
DESCRIPTION	2012	2011	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Total Assets	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Liabilities
Derivatives	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Total Liabilities	$0.7	$0.6	—	$0.7	—	—	$0.6	—

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short-term maturity of these instruments. The fair value of long-term debt is determined either from quoted market prices as provided by participants in the secondary market or for long-term debt without quoted market prices estimated using a discounted cash flow method based on the Company’s current borrowing rates for similar types of financing. The fair value of derivatives is estimated using a discounted cash flow method based on quoted market prices. The Company has determined that each of these fair value measurements of debt reside within level 2 of the fair value hierarchy. The discount rates for all derivative contracts are based on bank deposit or swap interest rates. Credit risk has been considered when determining the discount rates used for the derivative contracts which, when aggregated by counterparty, are in a liability position.

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

FAIR VALUE OF DEBT, DECEMBER 31

	Carrying value1)	Fair value	Carrying value1)	Fair value
DESCRIPTION	2012	2012	2011	2011
Long-term debt
U.S. private placement	$305.8	$329.5	$305.1	$331.9
Medium-term notes	99.8	99.4	43.3	40.6
Notes2)	107.6	108.9	—	—
Other long-term debt	49.7	49.7	15.1	15.1

Total	$562.9	$587.5	$363.5	$387.6

Short-term debt
Overdrafts and other short-term debt	$60.3	$60.3	$63.2	$63.2
Short-term portion of long-term debt3)	9.5	9.5	132.4	136.5
Notes2)	—	—	107.2	109.9

Total	$69.8	$69.8	$302.8	$309.6

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).
3)	$110 million carrying value of U.S. private placement note matured in 2012.

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2012, 2011 and 2010. Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2012 and 2011, have been presented on a gross basis.

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	$15.8	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.8	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	$0.7	$0.7	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$700.8	$0.7	$0.7

Total derivatives	$760.8	$16.5	$0.7

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

DESCRIPTION	Nominal volume		Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0		$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	1)	$4.6	$0.6	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$845.2		$4.6	$0.6

Total derivatives	$905.2		$19.7	$0.6

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2010

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 10 years (fair value hedge)	60.0		—	2.8	—	—	—
Total derivatives designated as hedging instruments	$114.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume				Other financial items, net			Interest expense			Interest income
	2012	2011		2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$—		$40.3	$—	$(3.8)	$2.0	$—	$0.1	$0.2	$—	$—	$—
Foreign exchange swaps	700.8	845.2	1)	1,486.2	(4.0)	6.8	(1.0)	(0.1)	0.2	(0.3)	—	—	—

Total derivatives not designated as hedging instruments	$700.8	$845.2		$1,526.5

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

All amounts recognized in the Consolidated Statements of Net Income related to derivatives, not designated as hedging instruments, relate to economic hedges and thus have been materially offset by an opposite statements of income effect of the related financial liabilities or financial assets.

Assets and liabilities measured at fair value on a non-recurring basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including investments in affiliates, and restructuring liabilities (see Note 10).

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company’s assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets. For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made, and such provisions are discounted if the payments are expected to extend beyond one year.

As of December 31, 2012 and 2011, the Company had $75.8 million and $32.3 million, respectively, of restructuring reserves, which were measured at fair value upon initial recognition of the associated liability (see Note 10). The Company has not recorded any impairment charges on its long-lived assets during 2012 and 2011. In 2010, machinery and equipment with a carrying amount of $1.0 million was written down to its fair value of $0.0 million resulting in an impairment charge of $1.0 million, which was included in the Consolidated Statements of Net Income. There will be no future identifiable cash flows related to this group of impaired assets.